UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2002
                                                          ----------------------

if amended report check here:      |_| Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Shay Assets Management, Inc.
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Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Form 13F File Number: 28-7232
                 -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.            President                         312/214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                 August__, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE
                                         ------------

Form 13F Information Table Entry Total:  29
                                         ------------

Form 13F Information Table Value Total: $148,972
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


NONE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                      ITEM 2      ITEM 3        ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                       FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                            TITLE                     MARKET   SHARES OR                  SHARED
NAME OF ISSUER               OF          CUSIP         VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                            CLASS       NUMBER       (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------

 ABBOTT LABORATORIES        COMMON      002824100      4,330     115,000    X                                  X

 AMERICAN EXPRESS           COMMON      025816109      5,630     155,000    X                                  X

 AUTOMATIC DATA PROCESSING  COMMON      053015103      5,008     115,000    X                                  X

 BERKSHIRE  HATHAWAY        CLASS A     084670108      7,682     115        X                                  X

 BRISTOL-MYERS SQUIBB       COMMON      110122108      1,542     60,000     X                                  X

 CINTAS CORP.               COMMON      172908105      5,437     110,000    X                                  X

 COCA-COLA COMPANY          COMMON      191216100      8,680     155,000    X                                  X

 ELECTRONIC DATA SYSTEMS    COMMON      285661104      4,087     110,000    X                                  X

 EMERSON ELECTRIC COMPANY   COMMON      291011104      3,211     60,000     X                                  X

 FREDDIE MAC                COMMON      313400301      5,202     85,000     X                                  X

 GANNETT CO. INC.           COMMON      364730101      6,831     90,000     X                                  X

 GENERAL ELECTRIC           COMMON      369604103      4,503     155,000    X                                  X

 GILLETTE CO.               COMMON      375766102      5,081     150,000    X                                  X

 HOME DEPOT                 COMMON      437076102      4,959     135,000    X                                  X

 ILLINOIS TOOL WORKS        COMMON      452308109      4,781     70,000     X                                  X

 INTEL CORP.                COMMON      458140100      3,106     170,000    X                                  X

 INTERPUBLIC GROUP OF COS.  COMMON      460690100      4,828     195,000    X                                  X

 JOHNSON & JOHNSON          COMMON      478160104      7,316     140,000    X                                  X

 M&T BANK CORP.             COMMON      55261F104      1,286     15,000     X                                  X

 MCDONALD'S CORP.           COMMON      580135101      4,552     160,000    X                                  X

 MERCK & CO.                COMMON      589331107      5,064     100,000    X                                  X

 MICROSOFT CORP.            COMMON      594918104      5,197     95,000     X                                  X

 PFIZER                     COMMON      717081103      4,900     140,000    X                                  X

 PITNEY BOWES INC.          COMMON      724479100      5,164     130,000    X                                  X

 PROCTER & GAMBLE           COMMON      742718109      6,698     75,000     X                                  X

 STATE STREET CORP.         COMMON      857477103      5,364     120,000    X                                  X

 SYSCO CORPORATION          COMMON      871829107      6,397     235,000    X                                  X

 WAL-MART STORES            COMMON      931142103      6,601     120,000    X                                  X

 WRIGLEY WM. JR. CO.        COMMON      982526105      5,535     100,000    X                                  X

 TOTAL                                                148,972